Financial Risk and Insurance Management - Summary of Financial Instruments Denominated in Foreign Currency (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instrument Denominated In Foreign Exchange [Line Items]
Profit (loss) for the year	S/ 123,958	S/ (214,344)	S/ (76,830)
Other comprehensive income	S/ (405,127)	438,011	(220,854)
Currency risk [member] | 5% Weakening Bottom [Member]
Disclosure Of Financial Instrument Denominated In Foreign Exchange [Line Items]
Fluctuations in exchange rates (%)	5.00%
Profit (loss) for the year	S/ 97,959	112,908	82,869
Other comprehensive income	S/ (2,847)	(4,108)	(3,368)
Currency risk [member] | 10% Weakening Top [Member]
Disclosure Of Financial Instrument Denominated In Foreign Exchange [Line Items]
Fluctuations in exchange rates (%)	10.00%
Profit (loss) for the year	S/ 195,919	225,815	165,738
Other comprehensive income	S/ (5,694)	(8,216)	(6,736)
Currency risk [member] | 5% Strengthening Bottom [Member]
Disclosure Of Financial Instrument Denominated In Foreign Exchange [Line Items]
Fluctuations in exchange rates (%)	5.00%
Profit (loss) for the year	S/ (97,959)	(112,908)	(82,869)
Other comprehensive income	S/ 2,847	4,108	3,368
Currency risk [member] | 10% Strengthening Bottom [Member]
Disclosure Of Financial Instrument Denominated In Foreign Exchange [Line Items]
Fluctuations in exchange rates (%)	10.00%
Profit (loss) for the year	S/ (195,919)	(225,815)	(165,738)
Other comprehensive income	S/ 5,694	S/ 8,216	S/ 6,736